SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Lease
Right-of-use asset, net	$ 152,284	$ 228,439
Operating lease liabilities:
Current operating lease liabilities	82,346	78,734
Non-current operating lease liabilities	74,504	156,551
Operating lease liabilities	$ 156,850	$ 235,285